Schedule of Investments (unaudited)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise Inc.(a)	2,636	$368,856
Boeing Co. (The)(a)	21,975	4,400,274
BWX Technologies Inc.	3,856	171,631
Curtiss-Wright Corp.	1,567	208,082
General Dynamics Corp.	9,211	1,953,653
HEICO Corp.(b)	1,624	221,497
HEICO Corp., Class A	3,022	331,513
Hexcel Corp.(a)	3,211	167,518
Howmet Aerospace Inc.	15,188	472,195
Huntington Ingalls Industries Inc.	1,582	296,150
L3Harris Technologies Inc.	7,837	1,640,206
Lockheed Martin Corp.	9,814	3,818,922
Mercury Systems Inc.(a)	2,311	131,542
Northrop Grumman Corp.	5,951	2,201,275
Raytheon Technologies Corp.	59,765	5,390,205
Textron Inc.	8,973	610,702
TransDigm Group Inc.(a)	2,097	1,292,151
Virgin Galactic Holdings Inc.(a)(b)	7,107	65,384
Woodward Inc.	2,546	280,748
		24,022,504
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	5,273	551,820
Expeditors International of Washington Inc.	6,753	773,083
FedEx Corp.	9,775	2,403,282
GXO Logistics Inc.(a)	3,925	318,749
United Parcel Service Inc., Class B	29,061	5,876,425
		9,923,359
Airlines — 0.2%
Alaska Air Group Inc.(a)	5,124	280,488
American Airlines Group Inc.(a)	26,030	428,714
Delta Air Lines Inc.(a)	25,616	1,016,699
JetBlue Airways Corp.(a)	12,564	183,811
Joby Aviation Inc.(a)	10,549	43,778
Southwest Airlines Co.(a)	23,684	1,060,096
United Airlines Holdings Inc.(a)	12,900	553,152
		3,566,738
Auto Components — 0.2%
Aptiv PLC(a)	10,830	1,479,161
Autoliv Inc.	3,204	317,324
BorgWarner Inc.	9,505	416,794
Fox Factory Holding Corp.(a)	1,684	224,090
Gentex Corp.	9,396	295,034
Lear Corp.	2,392	400,230
Luminar Technologies Inc, Class A(a)(b)	8,104	118,643
QuantumScape Corp.(a)(b)	9,281	154,900
		3,406,176
Automobiles — 2.2%
Ford Motor Co.	156,157	3,169,987
General Motors Co.(a)	57,786	3,047,056
Harley-Davidson Inc.	5,879	203,237
Lucid Group Inc.(a)(b)	21,835	641,731
Rivian Automotive Inc., Class A(a)	6,204	407,851
Tesla Inc.(a)	32,480	30,424,665
Thor Industries Inc.	2,218	209,801
		38,104,328
Banks — 4.1%
Bank of America Corp.	287,612	13,270,418
Security	Shares	Value

Banks (continued)
Bank OZK	4,690	$219,727
BOK Financial Corp.	1,282	131,469
Citigroup Inc.	79,239	5,160,044
Citizens Financial Group Inc.	16,885	869,071
Comerica Inc.	5,331	494,610
Commerce Bancshares Inc.	4,481	308,786
Cullen/Frost Bankers Inc.	2,327	328,130
East West Bancorp. Inc.	5,594	482,986
Fifth Third Bancorp.	27,651	1,234,064
First Citizens BancShares Inc./NC, Class A	529	412,133
First Financial Bankshares Inc.	5,128	240,965
First Horizon Corp.	21,530	368,378
First Republic Bank/CA	7,157	1,242,384
FNB Corp.	13,383	172,908
Glacier Bancorp. Inc.	4,325	224,597
Home BancShares Inc./AR	6,287	148,122
Huntington Bancshares Inc./OH	57,763	869,911
JPMorgan Chase & Co.	118,008	17,535,989
KeyCorp.	37,184	931,831
M&T Bank Corp.	5,138	870,274
People's United Financial Inc.	16,581	321,340
Pinnacle Financial Partners Inc.	2,981	288,293
PNC Financial Services Group Inc. (The)	16,922	3,485,763
Popular Inc.	3,272	291,764
Prosperity Bancshares Inc.	3,601	263,773
Regions Financial Corp.	38,210	876,537
Signature Bank/New York NY	2,412	734,768
SVB Financial Group(a)	2,327	1,358,735
Synovus Financial Corp.	5,964	296,769
Truist Financial Corp.	53,103	3,335,930
U.S. Bancorp.	53,712	3,125,501
UMB Financial Corp.	1,756	172,878
Umpqua Holdings Corp.	9,001	182,540
United Bankshares Inc./WV	5,448	192,478
Valley National Bancorp.	16,022	223,026
Webster Financial Corp.	7,179	407,839
Wells Fargo & Co.	159,235	8,566,843
Western Alliance Bancorp.	4,205	417,094
Wintrust Financial Corp.	2,355	230,955
Zions Bancorp. NA	6,249	423,807
		70,713,430
Beverages — 1.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	372	156,549
Brown-Forman Corp., Class B, NVS	7,193	485,024
Coca-Cola Co. (The)	155,233	9,470,765
Constellation Brands Inc., Class A	6,561	1,559,878
Keurig Dr Pepper Inc.	29,508	1,119,829
Molson Coors Beverage Co., Class B	7,661	365,123
Monster Beverage Corp.(a)	14,948	1,296,290
National Beverage Corp.	981	43,821
PepsiCo Inc.	55,165	9,572,231
		24,069,510
Biotechnology — 2.0%
AbbVie Inc.	70,612	9,666,077
ACADIA Pharmaceuticals Inc.(a)	4,604	103,544
Agios Pharmaceuticals Inc.(a)(b)	2,498	77,163
Alkermes PLC(a)	6,246	159,273
Allogene Therapeutics Inc.(a)	2,570	29,427
Alnylam Pharmaceuticals Inc.(a)	4,738	651,949

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Amgen Inc.	22,493	$5,109,060
Arrowhead Pharmaceuticals Inc.(a)	4,172	220,115
Beam Therapeutics Inc.(a)(b)	1,754	121,394
Biogen Inc.(a)	5,865	1,325,490
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	2,317	307,860
BioMarin Pharmaceutical Inc.(a)	7,360	652,317
Blueprint Medicines Corp.(a)	2,385	183,883
Bridgebio Pharma Inc.(a)	4,376	43,191
Denali Therapeutics Inc.(a)	3,701	126,648
Emergent BioSolutions Inc.(a)(b)	1,841	86,159
Exact Sciences Corp.(a)(b)	6,863	524,059
Exelixis Inc.(a)	12,652	229,001
Fate Therapeutics Inc.(a)(b)	3,238	134,409
Gilead Sciences Inc.	49,950	3,430,566
Halozyme Therapeutics Inc.(a)	5,697	197,173
Horizon Therapeutics PLC(a)	8,980	838,103
Incyte Corp.(a)	7,604	565,205
Intellia Therapeutics Inc.(a)	2,737	258,838
Invitae Corp.(a)	8,005	89,976
Ionis Pharmaceuticals Inc.(a)	5,714	181,705
Mirati Therapeutics Inc.(a)	1,980	236,214
Moderna Inc.(a)	14,085	2,385,013
Natera Inc.(a)	3,491	246,639
Neurocrine Biosciences Inc.(a)	3,773	298,142
Novavax Inc.(a)(b)	2,983	279,507
Regeneron Pharmaceuticals Inc.(a)	4,218	2,567,033
Sarepta Therapeutics Inc.(a)(b)	3,433	245,700
Seagen Inc.(a)	5,316	715,055
Twist Bioscience Corp.(a)	1,956	116,226
Ultragenyx Pharmaceutical Inc.(a)(b)	2,716	189,930
United Therapeutics Corp.(a)	1,796	362,559
Vertex Pharmaceuticals Inc.(a)	10,151	2,467,201
Vir Biotechnology Inc.(a)(b)	3,006	103,196
		35,525,000
Building Products — 0.6%
A O Smith Corp.	5,332	407,471
Advanced Drainage Systems Inc.	2,231	252,304
Allegion PLC	3,592	440,846
Armstrong World Industries Inc.	1,854	183,583
Builders FirstSource Inc.(a)	7,649	520,055
Carlisle Companies Inc.	2,088	466,543
Carrier Global Corp.	34,734	1,656,117
Fortune Brands Home & Security Inc.	5,510	518,877
Johnson Controls International PLC	28,510	2,071,822
Lennox International Inc.	1,356	384,589
Masco Corp.	9,895	626,650
Owens Corning	4,128	366,154
Trane Technologies PLC	9,510	1,646,181
Trex Co. Inc.(a)	4,555	416,646
Zurn Water Solutions Corp.	4,849	148,088
		10,105,926
Capital Markets — 3.2%
Affiliated Managers Group Inc.	1,588	232,181
Ameriprise Financial Inc.	4,471	1,360,570
Ares Management Corp., Class A	6,544	521,688
Bank of New York Mellon Corp. (The)	30,347	1,798,363
BlackRock Inc.(c)	5,706	4,695,696
Blackstone Inc., NVS	27,312	3,604,365
Blue Owl Capital Inc.	12,155	151,087
Security	Shares	Value

Capital Markets (continued)
Carlyle Group Inc. (The)	5,535	$282,562
Cboe Global Markets Inc.	4,204	498,300
Charles Schwab Corp. (The)	60,077	5,268,753
CME Group Inc.	14,289	3,279,325
Coinbase Global Inc., Class A(a)	1,148	218,292
FactSet Research Systems Inc.	1,500	632,835
Federated Hermes Inc.	4,013	132,870
Franklin Resources Inc.	10,911	348,825
Goldman Sachs Group Inc. (The)	13,555	4,807,687
Houlihan Lokey Inc.	2,030	215,748
Interactive Brokers Group Inc., Class A	3,554	242,347
Intercontinental Exchange Inc.	22,397	2,836,804
Invesco Ltd.	13,668	309,717
Janus Henderson Group PLC	6,820	251,658
Jefferies Financial Group Inc.	7,762	284,400
KKR & Co. Inc.	23,340	1,660,874
Lazard Ltd., Class A	4,595	200,526
LPL Financial Holdings Inc.	3,153	543,325
MarketAxess Holdings Inc.	1,499	516,376
Moody's Corp.	6,439	2,208,577
Morgan Stanley	57,324	5,878,003
Morningstar Inc.	948	272,465
MSCI Inc.	3,274	1,755,257
Nasdaq Inc.	4,693	841,033
Northern Trust Corp.	8,342	973,011
Raymond James Financial Inc.	7,350	778,144
Robinhood Markets Inc., Class A(a)(b)	2,318	32,800
S&P Global Inc.	9,609	3,989,849
SEI Investments Co.	4,293	251,613
State Street Corp.	14,637	1,383,196
Stifel Financial Corp.	4,085	305,966
T Rowe Price Group Inc.	8,973	1,385,700
Tradeweb Markets Inc., Class A	4,127	349,846
Virtu Financial Inc., Class A	3,701	114,472
		55,415,106
Chemicals — 1.7%
Air Products and Chemicals Inc.	8,853	2,497,608
Albemarle Corp.	4,682	1,033,505
Ashland Global Holdings Inc.	2,227	213,881
Axalta Coating Systems Ltd.(a)	8,462	250,560
Celanese Corp.	4,447	692,442
CF Industries Holdings Inc.	8,471	583,398
Chemours Co. (The)	6,795	222,264
Corteva Inc.	29,390	1,413,071
Dow Inc.	29,855	1,783,239
DuPont de Nemours Inc.	20,690	1,584,854
Eastman Chemical Co.	5,342	635,324
Ecolab Inc.	9,885	1,872,713
Element Solutions Inc.	8,484	190,381
FMC Corp.	5,044	556,706
Huntsman Corp.	8,424	301,832
Ingevity Corp.(a)	1,546	101,897
International Flavors & Fragrances Inc.	10,160	1,340,307
Linde PLC	20,464	6,521,468
LyondellBasell Industries NV, Class A	10,561	1,021,566
Mosaic Co. (The)	14,799	591,220
NewMarket Corp.	302	102,097
Olin Corp.	5,783	293,025
PPG Industries Inc.	9,500	1,483,900
RPM International Inc.	5,095	451,468

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co. (The)	1,636	$247,363
Sherwin-Williams Co. (The)	9,638	2,761,383
Valvoline Inc.	7,008	230,844
Westlake Chemical Corp.	1,321	130,317
		29,108,633
Commercial Services & Supplies — 0.4%
ADT Inc.	6,723	51,028
Cimpress PLC(a)	798	53,641
Cintas Corp.	3,503	1,371,530
Clean Harbors Inc.(a)	1,938	179,362
Copart Inc.(a)	8,505	1,099,271
IAA Inc.(a)	5,406	248,298
MSA Safety Inc.	1,507	207,062
Republic Services Inc.	8,381	1,069,918
Rollins Inc.	9,053	279,285
Stericycle Inc.(a)	3,780	222,037
Tetra Tech Inc.	2,109	293,552
Waste Management Inc.	15,395	2,316,024
		7,391,008
Communications Equipment — 0.8%
Arista Networks Inc.(a)	8,909	1,107,478
Ciena Corp.(a)	6,084	403,430
Cisco Systems Inc.	168,399	9,374,773
F5 Inc.(a)	2,415	501,402
Juniper Networks Inc.	13,073	455,202
Lumentum Holdings Inc.(a)	3,017	306,165
Motorola Solutions Inc.	6,779	1,572,321
Ubiquiti Inc.	252	73,090
Viavi Solutions Inc.(a)	8,981	147,827
		13,941,688
Construction & Engineering — 0.1%
AECOM	5,765	398,535
EMCOR Group Inc.	2,076	247,480
MasTec Inc.(a)	2,227	191,812
Quanta Services Inc.	5,545	569,582
Valmont Industries Inc.	854	185,514
WillScot Mobile Mini Holdings Corp.(a)(b)	8,960	331,878
		1,924,801
Construction Materials — 0.1%
Eagle Materials Inc.	1,680	245,028
Martin Marietta Materials Inc.	2,497	971,633
Vulcan Materials Co.	5,311	1,010,736
		2,227,397
Consumer Finance — 0.7%
Ally Financial Inc.	13,838	660,349
American Express Co.	25,056	4,505,570
Capital One Financial Corp.	17,002	2,494,703
Credit Acceptance Corp.(a)	357	192,623
Discover Financial Services	11,701	1,354,391
FirstCash Holdings Inc.	1,587	110,614
OneMain Holdings Inc.	4,421	228,389
PROG Holdings Inc.(a)	2,312	92,041
SLM Corp.	12,241	224,500
SoFi Technologies Inc.(a)(b)	25,613	319,650
Synchrony Financial	21,857	930,889
Upstart Holdings Inc.(a)	1,966	214,314
		11,328,033
Security	Shares	Value

Containers & Packaging — 0.4%
Amcor PLC	61,720	$741,257
AptarGroup Inc.	2,630	308,499
Avery Dennison Corp.	3,307	679,324
Ball Corp.	13,075	1,269,582
Berry Global Group Inc.(a)	5,405	364,405
Crown Holdings Inc.	5,259	601,630
Graphic Packaging Holding Co.	10,980	207,632
International Paper Co.	15,568	751,156
Packaging Corp. of America	3,835	577,666
Sealed Air Corp.	5,927	402,562
Silgan Holdings Inc.	3,346	149,834
Sonoco Products Co.	3,979	225,370
Westrock Co.	10,423	481,126
		6,760,043
Distributors — 0.1%
Genuine Parts Co.	5,708	760,477
LKQ Corp.	10,824	594,129
Pool Corp.	1,597	760,571
		2,115,177
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	2,371	304,460
Chegg Inc.(a)	5,676	150,244
frontdoor Inc.(a)	3,439	124,835
Grand Canyon Education Inc.(a)	1,772	148,281
H&R Block Inc.	7,278	166,375
Service Corp. International	6,572	405,624
Terminix Global Holdings Inc.(a)	4,991	215,312
		1,515,131
Diversified Financial Services — 1.4%
Apollo Global Management Inc.	14,704	1,029,280
Berkshire Hathaway Inc., Class B(a)	73,131	22,891,466
Equitable Holdings Inc.	15,319	515,331
Jackson Financial Inc., Class A	3,709	142,314
Voya Financial Inc.	4,632	314,791
		24,893,182
Diversified Telecommunication Services — 1.0%
AT&T Inc.	284,979	7,266,965
Frontier Communications Parent Inc.(a)(b)	8,317	221,731
Liberty Global PLC, Class A(a)	7,069	191,711
Liberty Global PLC, Class C, NVS(a)	13,774	372,449
Lumen Technologies Inc.	36,816	455,046
Verizon Communications Inc.	165,456	8,807,223
		17,315,125
Electric Utilities — 1.5%
ALLETE Inc.	2,116	135,064
Alliant Energy Corp.	9,950	595,607
American Electric Power Co. Inc.	20,025	1,810,260
Avangrid Inc.	2,831	132,264
Duke Energy Corp.	30,622	3,217,147
Edison International	15,201	954,471
Entergy Corp.	7,980	891,925
Evergy Inc.	9,038	587,108
Eversource Energy	13,756	1,231,024
Exelon Corp.	39,133	2,267,757
FirstEnergy Corp.	21,615	906,965
Hawaiian Electric Industries Inc.	4,123	175,228
IDACORP Inc.	2,035	224,298
NextEra Energy Inc.	78,300	6,116,796
NRG Energy Inc.	9,925	396,305

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	8,126	$308,138
PG&E Corp.(a)	60,501	773,808
Pinnacle West Capital Corp.	4,562	317,561
PNM Resources Inc.	3,568	159,882
Portland General Electric Co.	3,594	188,829
PPL Corp.	29,981	889,836
Southern Co. (The)	42,385	2,945,334
Xcel Energy Inc.	21,554	1,501,452
		26,727,059
Electrical Equipment — 0.6%
Acuity Brands Inc.	1,381	264,503
AMETEK Inc.	9,256	1,265,943
ChargePoint Holdings Inc.(a)	6,822	94,485
Eaton Corp. PLC	15,844	2,510,165
Emerson Electric Co.	23,749	2,183,720
EnerSys	1,661	124,459
Generac Holdings Inc.(a)	2,526	713,292
Hubbell Inc.	2,162	404,921
nVent Electric PLC	6,468	223,728
Plug Power Inc.(a)	20,692	452,534
Regal Rexnord Corp.	2,646	419,338
Rockwell Automation Inc.	4,645	1,343,427
Sensata Technologies Holding PLC(a)	6,215	356,492
Shoals Technologies Group Inc., Class A(a)	3,771	63,579
Sunrun Inc.(a)(b)	8,242	213,715
Vertiv Holdings Co.	12,110	252,615
		10,886,916
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	23,943	1,905,624
Arrow Electronics Inc.(a)	2,874	356,376
Avnet Inc.	3,735	150,745
CDW Corp./DE	5,505	1,040,720
Cognex Corp.	7,044	468,144
Coherent Inc.(a)	988	255,378
Corning Inc.	30,770	1,293,571
II-VI Inc.(a)(b)	4,197	266,090
IPG Photonics Corp.(a)	1,453	224,445
Itron Inc.(a)	1,821	112,902
Jabil Inc.	5,916	363,775
Keysight Technologies Inc.(a)	7,376	1,245,216
Littelfuse Inc.	996	268,890
National Instruments Corp.	5,378	221,681
TD SYNNEX Corp.	1,641	171,599
TE Connectivity Ltd.	13,014	1,861,132
Teledyne Technologies Inc.(a)	1,871	788,496
Trimble Inc.(a)	10,058	725,785
Vontier Corp.	6,892	193,734
Zebra Technologies Corp., Class A(a)	2,138	1,088,499
		13,002,802
Energy Equipment & Services — 0.3%
Baker Hughes Co.	34,888	957,327
Halliburton Co.	35,199	1,082,017
NOV Inc.	15,742	258,484
Schlumberger NV	55,979	2,187,099
TechnipFMC PLC(a)(b)	17,100	110,979
		4,595,906
Entertainment — 1.5%
Activision Blizzard Inc.	31,127	2,459,344
AMC Entertainment Holdings Inc., Class A(a)(b)	20,549	330,017
Security	Shares	Value

Entertainment (continued)
Electronic Arts Inc.	11,394	$1,511,528
Endeavor Group Holdings Inc.(a)(b)	832	26,100
Liberty Media Corp.-Liberty Formula One, Class A(a)	943	51,677
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)(b)	7,993	481,418
Live Nation Entertainment Inc.(a)	5,275	577,665
Madison Square Garden Sports Corp.(a)	707	117,412
Netflix Inc.(a)	17,685	7,553,971
Playtika Holding Corp.(a)	4,099	69,806
ROBLOX Corp., Class A(a)(b)	1,605	105,705
Roku Inc.(a)	4,627	759,059
Take-Two Interactive Software Inc.(a)	4,680	764,431
Walt Disney Co. (The)(a)	72,581	10,376,906
Warner Music Group Corp., Class A	4,058	172,465
World Wrestling Entertainment Inc., Class A	1,948	97,283
Zynga Inc., Class A(a)	40,930	371,235
		25,826,022
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	5,631	1,097,144
American Campus Communities Inc.	5,636	294,537
American Homes 4 Rent, Class A	11,407	446,356
American Tower Corp.	18,161	4,567,491
Americold Realty Trust	10,832	308,170
Apartment Income REIT Corp.	6,369	336,411
AvalonBay Communities Inc.	5,589	1,365,001
Boston Properties Inc.	5,688	637,511
Brixmor Property Group Inc.	12,155	308,251
Camden Property Trust	4,081	653,327
Corporate Office Properties Trust	4,402	111,195
Cousins Properties Inc.	6,053	233,404
Crown Castle International Corp.	17,209	3,140,815
CubeSmart	8,601	436,415
CyrusOne Inc.	4,989	448,262
Digital Realty Trust Inc.	11,312	1,688,090
Douglas Emmett Inc.	6,803	212,390
Duke Realty Corp.	15,155	875,656
EastGroup Properties Inc.	1,596	319,056
Equinix Inc.	3,592	2,603,841
Equity Commonwealth(a)	5,051	131,528
Equity LifeStyle Properties Inc.	6,717	525,874
Equity Residential	13,642	1,210,455
Essex Property Trust Inc.	2,592	861,840
Extra Space Storage Inc.	5,336	1,057,542
Federal Realty Investment Trust	2,870	365,896
First Industrial Realty Trust Inc.	5,130	311,801
Gaming and Leisure Properties Inc.	8,977	405,581
Healthcare Realty Trust Inc.	5,619	174,301
Healthcare Trust of America Inc., Class A	8,972	292,039
Healthpeak Properties Inc.	21,575	763,108
Highwoods Properties Inc.	4,150	178,948
Host Hotels & Resorts Inc.(a)	28,340	491,416
Hudson Pacific Properties Inc.	5,873	138,779
Invitation Homes Inc.	23,825	1,000,174
Iron Mountain Inc.	11,561	530,881
JBG SMITH Properties	4,409	120,807
Kilroy Realty Corp.	4,092	261,888
Kimco Realty Corp.	24,457	593,327
Lamar Advertising Co., Class A	3,418	378,578
Life Storage Inc.	3,276	442,096
LXP Industrial Trust	11,341	168,867

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust Inc.	23,798	$541,642
Mid-America Apartment Communities Inc.	4,603	951,348
National Health Investors Inc.	1,786	103,284
National Retail Properties Inc.	7,015	311,326
National Storage Affiliates Trust	3,263	200,870
Omega Healthcare Investors Inc.	9,524	299,816
Orion Office REIT Inc.(a)	2,215	36,858
Physicians Realty Trust	8,348	152,434
PotlatchDeltic Corp.	2,536	136,411
Prologis Inc.	29,470	4,621,485
PS Business Parks Inc.	824	137,575
Public Storage	6,099	2,186,674
Rayonier Inc.	5,754	210,251
Realty Income Corp.	22,587	1,567,764
Regency Centers Corp.	6,121	439,182
Rexford Industrial Realty Inc.	6,046	442,386
Sabra Health Care REIT Inc.	8,615	117,250
SBA Communications Corp.	4,385	1,427,054
Simon Property Group Inc.	13,154	1,936,269
SL Green Realty Corp.	2,771	200,953
Spirit Realty Capital Inc.	5,028	238,629
STAG Industrial Inc.	6,988	298,597
STORE Capital Corp.	9,580	303,782
Sun Communities Inc.	4,640	876,774
UDR Inc.	11,603	659,515
Ventas Inc.	15,749	835,012
VICI Properties Inc.	25,110	718,648
Vornado Realty Trust	6,476	265,581
Welltower Inc.	17,375	1,505,196
Weyerhaeuser Co.	30,014	1,213,466
WP Carey Inc.	7,294	566,014
		53,991,095
Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A	3,923	110,432
BJ's Wholesale Club Holdings Inc.(a)(b)	5,344	328,496
Casey's General Stores Inc.	1,423	267,253
Costco Wholesale Corp.	17,642	8,911,503
Kroger Co. (The)	27,220	1,186,520
Performance Food Group Co.(a)(b)	6,263	264,236
Sprouts Farmers Market Inc.(a)	4,200	113,988
Sysco Corp.	20,480	1,600,512
U.S. Foods Holding Corp.(a)	9,041	318,786
Walgreens Boots Alliance Inc.	28,739	1,430,053
Walmart Inc.	56,786	7,939,251
		22,471,030
Food Products — 1.0%
Archer-Daniels-Midland Co.	22,393	1,679,475
Beyond Meat Inc.(a)(b)	2,406	156,703
Bunge Ltd.	5,692	562,711
Campbell Soup Co.	7,864	346,960
Conagra Brands Inc.	18,973	659,501
Darling Ingredients Inc.(a)	6,448	411,189
Flowers Foods Inc.	8,243	231,875
Freshpet Inc.(a)(b)	1,737	161,593
General Mills Inc.	24,270	1,666,864
Hain Celestial Group Inc. (The)(a)	3,444	125,809
Hershey Co. (The)	5,823	1,147,539
Hormel Foods Corp.	11,313	537,028
Ingredion Inc.	2,723	257,868
Security	Shares	Value

Food Products (continued)
JM Smucker Co. (The)	4,315	$606,603
Kellogg Co.	10,142	638,946
Kraft Heinz Co. (The)	28,364	1,015,431
Lamb Weston Holdings Inc.	5,716	367,024
Lancaster Colony Corp.	758	120,348
McCormick & Co. Inc./MD, NVS	9,943	997,382
Mondelez International Inc., Class A	55,670	3,731,560
Pilgrim's Pride Corp.(a)	2,108	58,961
Post Holdings Inc.(a)	2,395	253,439
Seaboard Corp.	10	38,200
Tyson Foods Inc., Class A	11,802	1,072,684
		16,845,693
Gas Utilities — 0.1%
Atmos Energy Corp.	5,194	556,901
National Fuel Gas Co.	3,601	218,689
New Jersey Resources Corp.	4,037	162,328
ONE Gas Inc.	2,127	165,672
Southwest Gas Holdings Inc.	2,238	152,587
Spire Inc.	2,095	138,102
UGI Corp.	8,152	369,693
		1,763,972
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	70,608	8,999,696
ABIOMED Inc.(a)	1,828	540,850
Align Technology Inc.(a)	2,937	1,453,698
Baxter International Inc.	20,011	1,709,740
Becton Dickinson and Co.	11,430	2,904,820
Boston Scientific Corp.(a)	57,009	2,445,686
Cooper Companies Inc. (The)	1,965	782,659
DENTSPLY SIRONA Inc.	8,600	459,412
Dexcom Inc.(a)	3,872	1,666,819
Edwards Lifesciences Corp.(a)	24,962	2,725,850
Envista Holdings Corp.(a)	6,456	279,157
Globus Medical Inc., Class A(a)	3,181	212,268
Haemonetics Corp.(a)	2,039	98,586
Hologic Inc.(a)	10,149	712,866
ICU Medical Inc.(a)	790	168,554
IDEXX Laboratories Inc.(a)	3,376	1,712,645
Insulet Corp.(a)	2,758	683,984
Integra LifeSciences Holdings Corp.(a)	2,884	186,710
Intuitive Surgical Inc.(a)	14,223	4,041,892
Masimo Corp.(a)	1,992	437,981
Medtronic PLC	53,640	5,551,204
Neogen Corp.(a)	4,137	150,876
Novocure Ltd.(a)	3,523	241,854
NuVasive Inc.(a)	2,058	107,037
Penumbra Inc.(a)	1,384	312,798
Quidel Corp.(a)	1,562	161,448
ResMed Inc.	5,826	1,331,824
Shockwave Medical Inc.(a)(b)	1,409	204,263
STAAR Surgical Co.(a)(b)	1,897	137,950
STERIS PLC	3,971	891,092
Stryker Corp.	13,375	3,317,669
Tandem Diabetes Care Inc.(a)	2,493	294,448
Teleflex Inc.	1,882	583,778
Zimmer Biomet Holdings Inc.	8,361	1,028,570
		46,538,684
Health Care Providers & Services — 2.6%
1Life Healthcare Inc.(a)(b)	6,769	75,542

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Acadia Healthcare Co. Inc.(a)(b)	3,651	$192,225
agilon health Inc.(a)(b)	1,878	31,137
Amedisys Inc.(a)	1,318	178,062
AmerisourceBergen Corp.	6,012	818,834
Anthem Inc.	9,714	4,283,777
Cardinal Health Inc.	11,614	598,934
Centene Corp.(a)	23,340	1,814,919
Chemed Corp.	623	292,131
Cigna Corp.	13,237	3,050,599
Covetrus Inc.(a)	3,858	69,714
CVS Health Corp.	52,621	5,604,663
DaVita Inc.(a)	2,686	291,082
Encompass Health Corp.	3,871	240,157
Guardant Health Inc.(a)	4,055	282,025
HCA Healthcare Inc.	9,561	2,295,118
HealthEquity Inc.(a)(b)	3,329	177,902
Henry Schein Inc.(a)	5,553	418,141
Humana Inc.	5,142	2,018,235
Laboratory Corp. of America Holdings(a)	3,870	1,050,163
LHC Group Inc.(a)	1,292	160,337
McKesson Corp.	6,095	1,564,709
Molina Healthcare Inc.(a)	2,336	678,561
Oak Street Health Inc.(a)(b)	5,592	97,189
Premier Inc., Class A	4,895	187,087
Quest Diagnostics Inc.	4,892	660,518
R1 RCM Inc.(a)	5,358	127,413
Signify Health Inc., Class A(a)	1,192	15,889
Tenet Healthcare Corp.(a)	4,230	313,528
UnitedHealth Group Inc.	37,600	17,768,632
Universal Health Services Inc., Class B	3,038	395,122
		45,752,345
Health Care Technology — 0.2%
American Well Corp., Class A(a)	7,188	33,999
Cerner Corp.	11,833	1,079,170
Doximity Inc., Class A(a)(b)	1,933	88,087
GoodRx Holdings Inc., Class A(a)	2,542	61,033
Omnicell Inc.(a)	1,742	261,544
Teladoc Health Inc.(a)(b)	6,374	488,949
Veeva Systems Inc., Class A(a)	5,531	1,308,303
		3,321,085
Hotels, Restaurants & Leisure — 2.0%
Airbnb Inc., Class A(a)	13,847	2,132,023
Aramark	10,331	354,250
Booking Holdings Inc.(a)	1,633	4,010,860
Boyd Gaming Corp.(a)	3,236	192,413
Caesars Entertainment Inc.(a)	8,543	650,464
Carnival Corp.(a)	31,699	627,957
Chipotle Mexican Grill Inc.(a)	1,115	1,656,422
Choice Hotels International Inc.	1,313	188,284
Churchill Downs Inc.	1,347	283,274
Cracker Barrel Old Country Store Inc.	964	114,851
Darden Restaurants Inc.	5,218	729,842
Domino's Pizza Inc.	1,476	671,064
DraftKings Inc., Class A(a)(b)	13,185	291,257
Expedia Group Inc.(a)	5,752	1,054,284
Hilton Worldwide Holdings Inc.(a)	11,157	1,618,992
Hyatt Hotels Corp., Class A(a)	1,925	176,349
Las Vegas Sands Corp.(a)	13,441	588,716
Marriott International Inc./MD, Class A(a)	10,892	1,754,919
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	1,680	$272,798
McDonald's Corp.	29,809	7,733,945
MGM Resorts International(b)	15,543	663,997
Norwegian Cruise Line Holdings Ltd.(a)	14,799	308,263
Penn National Gaming Inc.(a)	6,628	302,303
Planet Fitness Inc., Class A(a)	3,338	295,880
Royal Caribbean Cruises Ltd.(a)	8,899	692,431
Scientific Games Corp./DE, Class A(a)	3,845	221,857
Starbucks Corp.	47,049	4,625,858
Texas Roadhouse Inc.	2,836	242,166
Vail Resorts Inc.	1,592	441,143
Wendy's Co. (The)	6,726	154,900
Wyndham Hotels & Resorts Inc.	3,732	313,301
Wynn Resorts Ltd.(a)	4,207	359,488
Yum! Brands Inc.	11,835	1,481,387
		35,205,938
Household Durables — 0.4%
Cricut Inc., Class A(a)(b)	979	19,364
DR Horton Inc.	13,049	1,164,232
Garmin Ltd.	6,108	759,957
Helen of Troy Ltd.(a)	981	205,353
Leggett & Platt Inc.	5,511	219,613
Lennar Corp., Class A	10,996	1,056,825
Lennar Corp., Class B	664	53,605
Mohawk Industries Inc.(a)	2,238	353,313
Newell Brands Inc.	15,096	350,378
NVR Inc.(a)	133	708,520
PulteGroup Inc.	10,388	547,344
Tempur Sealy International Inc.	7,844	312,270
Toll Brothers Inc.	4,500	265,365
TopBuild Corp.(a)	1,318	306,633
Whirlpool Corp.	2,425	509,711
		6,832,483
Household Products — 1.3%
Church & Dwight Co. Inc.	9,729	998,682
Clorox Co. (The)	4,917	825,368
Colgate-Palmolive Co.	33,543	2,765,620
Energizer Holdings Inc.	2,387	89,775
Kimberly-Clark Corp.	13,480	1,855,522
Procter & Gamble Co. (The)	96,624	15,503,321
Reynolds Consumer Products Inc.	2,420	73,253
		22,111,541
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	26,586	589,677
Clearway Energy Inc., Class A	1,384	42,696
Clearway Energy Inc., Class C	3,267	110,033
Vistra Corp.	19,053	415,546
		1,157,952
Industrial Conglomerates — 0.9%
3M Co.	23,065	3,829,251
General Electric Co	43,747	4,133,217
Honeywell International Inc.	27,555	5,634,446
Roper Technologies Inc.	4,186	1,829,952
		15,426,866
Insurance — 2.1%
Aflac Inc.	24,302	1,526,652
Alleghany Corp.(a)	552	366,528
Allstate Corp. (The)	11,448	1,381,430
American Financial Group Inc./OH	2,645	344,591

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American International Group Inc.	33,162	$1,915,105
Aon PLC, Class A	8,800	2,432,672
Arch Capital Group Ltd.(a)	15,423	714,393
Arthur J Gallagher & Co.	8,215	1,297,477
Assurant Inc.	2,355	359,161
Axis Capital Holdings Ltd.	2,983	169,971
Brighthouse Financial Inc.(a)	3,137	170,810
Brown & Brown Inc.	9,351	619,784
Chubb Ltd.	17,201	3,393,413
Cincinnati Financial Corp.	5,921	697,671
CNA Financial Corp.	1,085	49,812
Enstar Group Ltd.(a)	521	138,107
Erie Indemnity Co., Class A, NVS	1,018	187,414
Everest Re Group Ltd.	1,616	457,974
Fidelity National Financial Inc.	11,423	575,148
First American Financial Corp.	4,280	318,903
Globe Life Inc.	3,694	377,896
Hanover Insurance Group Inc. (The)	1,353	186,660
Hartford Financial Services Group Inc. (The)	13,590	976,713
Kemper Corp.	2,419	145,092
Lincoln National Corp.	6,784	474,744
Loews Corp.	8,136	485,394
Markel Corp.(a)	539	664,447
Marsh & McLennan Companies Inc.	20,172	3,099,226
Mercury General Corp.	1,083	59,197
MetLife Inc.	28,549	1,914,496
Old Republic International Corp.	11,193	286,877
Primerica Inc.	1,617	249,568
Principal Financial Group Inc.	9,992	730,016
Progressive Corp. (The)	23,236	2,524,824
Prudential Financial Inc.	15,098	1,684,484
Reinsurance Group of America Inc.	2,784	319,687
RenaissanceRe Holdings Ltd.	1,886	296,423
RLI Corp.	1,665	174,459
Ryan Specialty Group Holdings Inc., Class A(a)	2,313	86,529
Selective Insurance Group Inc.	2,425	191,332
Travelers Companies Inc. (The)	9,826	1,632,885
Unum Group.	8,329	211,390
W R Berkley Corp.	5,509	465,510
White Mountains Insurance Group Ltd.	129	134,284
Willis Towers Watson PLC	4,975	1,163,951
		35,653,100
Interactive Media & Services — 5.7%
Alphabet Inc., Class A(a)	12,008	32,494,489
Alphabet Inc., Class C, NVS(a)	11,164	30,298,761
Angi Inc.(a)(b)	3,031	26,006
Bumble Inc., Class A(a)(b)	2,771	81,772
Cargurus Inc.(a)	3,501	111,682
IAC/InterActiveCorp.(a)(b)	3,378	461,232
Match Group Inc.(a)(b)	11,302	1,273,735
Meta Platforms Inc, Class A(a)	94,486	29,598,684
Pinterest Inc., Class A(a)	22,230	657,119
Snap Inc., Class A, NVS(a)	42,751	1,391,118
TripAdvisor Inc.(a)(b)	3,910	106,156
Twitter Inc.(a)	31,942	1,198,144
Vimeo Inc.(a)	6,290	92,149
Ziff Davis Inc.(a)	1,929	202,661
ZoomInfo Technologies Inc.(a)	12,042	636,540
		98,630,248
Security	Shares	Value

Internet & Direct Marketing Retail — 3.2%
Amazon.com Inc.(a)	17,414	$52,093,459
Chewy Inc., Class A(a)(b)	3,387	161,255
ContextLogic Inc., Class A(a)(b)	12,957	34,336
DoorDash Inc., Class A(a)	6,467	733,940
eBay Inc.	25,002	1,501,870
Etsy Inc.(a)	5,066	795,767
Qurate Retail Inc., Series A	15,006	105,492
Stitch Fix Inc., Class A(a)	2,874	47,220
Wayfair Inc., Class A(a)(b)	3,096	482,728
		55,956,067
IT Services — 4.8%
Accenture PLC, Class A	25,220	8,917,288
Affirm Holdings Inc.(a)(b)	5,824	373,144
Akamai Technologies Inc.(a)	6,448	738,618
Amdocs Ltd.	5,109	387,722
Automatic Data Processing Inc.	16,850	3,473,964
Block Inc.(a)	19,671	2,405,567
Broadridge Financial Solutions Inc.	4,651	740,532
Cloudflare Inc., Class A(a)	10,934	1,054,038
Cognizant Technology Solutions Corp., Class A	21,039	1,797,151
Concentrix Corp.	1,747	351,130
DXC Technology Co.(a)	10,083	303,297
EPAM Systems Inc.(a)	2,261	1,076,553
Euronet Worldwide Inc.(a)(b)	2,095	280,500
Fastly Inc., Class A(a)(b)	4,249	121,776
Fidelity National Information Services Inc.	24,316	2,915,975
Fiserv Inc.(a)	23,699	2,504,984
FleetCor Technologies Inc.(a)	3,308	788,164
Gartner Inc.(a)	3,282	964,547
Genpact Ltd.	6,911	343,822
Global Payments Inc.	11,588	1,736,809
GoDaddy Inc., Class A(a)	6,740	510,285
International Business Machines Corp.	35,754	4,775,662
Jack Henry & Associates Inc.	2,914	488,998
Kyndryl Holdings Inc.(a)	7,150	120,692
LiveRamp Holdings Inc.(a)	2,775	123,904
Marqeta Inc., Class A(a)(b)	9,222	108,820
Mastercard Inc., Class A	34,638	13,383,430
Maximus Inc.	2,361	182,552
MongoDB Inc.(a)	2,644	1,071,111
Okta Inc.(a)	5,888	1,165,176
Paychex Inc.	12,820	1,509,683
PayPal Holdings Inc.(a)	46,914	8,066,393
Shift4 Payments Inc., Class A(a)(b)	1,891	99,694
Snowflake Inc., Class A(a)	9,248	2,551,523
SolarWinds Corp.	1,332	18,115
Squarespace Inc., Class A(a)	1,111	36,819
TaskUS Inc., Class A(a)	1,084	34,688
Twilio Inc., Class A(a)	6,723	1,385,745
VeriSign Inc.(a)	3,895	845,916
Visa Inc., Class A	66,961	15,144,569
Western Union Co. (The)	15,993	302,428
WEX Inc.(a)	1,791	288,315
		83,490,099
Leisure Products — 0.1%
Brunswick Corp./DE	3,143	285,353
Callaway Golf Co.(a)	4,689	111,879
Hasbro Inc.	5,156	476,827
Mattel Inc.(a)	14,175	296,541

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Peloton Interactive Inc., Class A(a)	11,909	$325,473
Polaris Inc.	2,218	249,725
YETI Holdings Inc.(a)	3,500	229,530
		1,975,328
Life Sciences Tools & Services — 1.8%
10X Genomics Inc., Class A(a)(b)	3,628	349,268
Agilent Technologies Inc.	12,147	1,692,320
Avantor Inc.(a)	24,329	908,202
Berkeley Lights Inc.(a)	1,655	16,070
Bio-Rad Laboratories Inc., Class A(a)	855	512,769
Bio-Techne Corp.	1,540	579,671
Bruker Corp.	4,062	270,529
Charles River Laboratories International Inc.(a)	2,009	662,488
Danaher Corp.	25,395	7,257,637
Illumina Inc.(a)	6,239	2,176,288
IQVIA Holdings Inc.(a)	7,607	1,862,954
Maravai LifeSciences Holdings Inc., Class A(a)	4,366	126,265
Medpace Holdings Inc.(a)	1,148	203,724
Mettler-Toledo International Inc.(a)	925	1,362,229
NeoGenomics Inc.(a)	4,917	110,829
Pacific Biosciences of California Inc.(a)(b)	8,805	98,440
PerkinElmer Inc.	5,035	866,876
Repligen Corp.(a)	2,021	400,845
Sotera Health Co.(a)	3,964	85,266
Syneos Health Inc.(a)	4,085	369,938
Thermo Fisher Scientific Inc.	15,735	9,146,755
Waters Corp.(a)	2,457	786,535
West Pharmaceutical Services Inc.	2,957	1,162,751
		31,008,649
Machinery — 1.7%
AGCO Corp.	2,461	288,429
Allison Transmission Holdings Inc.	4,448	168,980
Caterpillar Inc.	21,602	4,354,099
Chart Industries Inc.(a)	1,442	175,737
Colfax Corp.(a)(b)	5,186	213,248
Crane Co.	2,055	212,713
Cummins Inc.	5,747	1,269,397
Deere & Co.	11,313	4,258,213
Donaldson Co. Inc.	4,899	272,678
Dover Corp.	5,746	976,303
Flowserve Corp.	5,418	176,735
Fortive Corp.	14,347	1,012,037
Gates Industrial Corp. PLC(a)	3,798	58,755
Graco Inc.	6,652	482,669
IDEX Corp.	3,013	649,121
Illinois Tool Works Inc.	11,397	2,665,986
Ingersoll Rand Inc.	16,219	911,670
ITT Inc.	3,513	322,915
Lincoln Electric Holdings Inc.	2,373	303,364
Middleby Corp. (The)(a)	2,172	402,254
Nikola Corp.(a)(b)	8,130	65,284
Nordson Corp.	2,136	496,706
Oshkosh Corp.	2,732	310,929
Otis Worldwide Corp.	17,085	1,459,572
PACCAR Inc.	13,869	1,289,678
Parker-Hannifin Corp.	5,168	1,602,132
Pentair PLC	6,639	422,904
RBC Bearings Inc.(a)(b)	1,139	205,555
Snap-on Inc.	2,177	453,360
Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc.	6,535	$1,141,338
Timken Co. (The)	2,696	180,093
Toro Co. (The)	4,320	417,226
Westinghouse Air Brake Technologies Corp.	7,566	672,618
Xylem Inc./NY	7,203	756,459
		28,649,157
Marine — 0.0%
Kirby Corp.(a)	2,448	159,561

Media — 1.1%
Altice USA Inc., Class A(a)	9,350	134,827
Cable One Inc.	199	307,401
Charter Communications Inc., Class A(a)	4,939	2,930,506
Comcast Corp., Class A	182,054	9,100,880
Discovery Inc., Class A(a)(b)	6,493	181,220
Discovery Inc., Class C, NVS(a)	12,400	339,140
DISH Network Corp., Class A(a)	10,093	316,920
Fox Corp., Class A, NVS	12,945	525,696
Fox Corp., Class B	5,718	212,595
Interpublic Group of Companies Inc. (The)	15,730	559,044
Liberty Broadband Corp., Class A(a)	943	138,008
Liberty Broadband Corp., Class C, NVS(a)	5,652	838,813
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	3,044	140,785
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,402	297,885
New York Times Co. (The), Class A	6,688	267,721
News Corp., Class A, NVS	15,812	351,659
News Corp., Class B	4,765	105,974
Nexstar Media Group Inc., Class A	1,622	268,246
Omnicom Group Inc.	8,506	641,012
Sirius XM Holdings Inc.(b)	37,294	237,190
TEGNA Inc.	8,660	167,658
ViacomCBS Inc., Class B, NVS	24,164	808,286
		18,871,466
Metals & Mining — 0.4%
Alcoa Corp.	7,481	424,248
Cleveland-Cliffs Inc.(a)	18,203	311,999
Commercial Metals Co.	4,711	157,536
Freeport-McMoRan Inc.	58,297	2,169,814
MP Materials Corp.(a)(b)	2,990	119,421
Newmont Corp.	31,991	1,956,889
Nucor Corp.	11,412	1,157,177
Reliance Steel & Aluminum Co.	2,484	379,754
Royal Gold Inc.	2,542	258,140
Steel Dynamics Inc.	7,763	431,002
United States Steel Corp.	10,815	224,087
		7,590,067
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	21,012	312,869
Annaly Capital Management Inc.	56,149	443,577
Blackstone Mortgage Trust Inc., Class A	6,672	209,634
New Residential Investment Corp.	18,941	201,722
Starwood Property Trust Inc.	11,587	286,778
		1,454,580
Multi-Utilities — 0.7%
Ameren Corp.	10,294	913,489
Avista Corp.	2,723	121,065
Black Hills Corp.	2,497	169,147
CenterPoint Energy Inc.	25,103	711,921
CMS Energy Corp.	11,595	746,486

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Consolidated Edison Inc.	14,145	$1,222,835
Dominion Energy Inc.	32,373	2,611,206
DTE Energy Co.	7,704	927,793
MDU Resources Group Inc.	8,324	244,476
NiSource Inc.	15,717	458,622
NorthWestern Corp.	2,139	124,319
Public Service Enterprise Group Inc.	20,239	1,346,501
Sempra Energy	12,670	1,750,487
WEC Energy Group Inc.	12,626	1,225,227
		12,573,574
Multiline Retail — 0.5%
Dollar General Corp.	9,315	1,941,991
Dollar Tree Inc.(a)	8,982	1,178,618
Kohl's Corp.	6,140	366,620
Ollie's Bargain Outlet Holdings Inc.(a)(b)	2,260	108,344
Target Corp.	19,490	4,296,181
		7,891,754
Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	14,507	481,777
Cheniere Energy Inc.	9,298	1,040,446
Chevron Corp.	77,033	10,116,744
ConocoPhillips	52,667	4,667,350
Continental Resources Inc./OK	2,108	109,490
Coterra Energy Inc.	32,574	713,371
Devon Energy Corp.	25,205	1,274,617
Diamondback Energy Inc.	6,813	859,528
DTE Midstream LLC(a)	3,929	203,129
EOG Resources Inc.	23,331	2,600,940
EQT Corp.(a)	12,072	256,530
Equitrans Midstream Corp.	16,696	135,405
Exxon Mobil Corp.	169,120	12,846,355
Hess Corp.	10,949	1,010,483
HollyFrontier Corp.	5,635	198,127
Kinder Morgan Inc.	78,028	1,354,566
Marathon Oil Corp.	31,056	604,660
Marathon Petroleum Corp.	24,585	1,763,974
New Fortress Energy Inc.	1,654	36,322
Occidental Petroleum Corp.	35,510	1,337,662
ONEOK Inc.	17,752	1,077,191
Ovintiv Inc.	10,614	411,823
Phillips 66	17,533	1,486,623
Pioneer Natural Resources Co.	9,082	1,987,959
Targa Resources Corp.	9,041	534,142
Texas Pacific Land Corp.	249	267,675
Valero Energy Corp.	16,284	1,351,083
Williams Companies Inc. (The)	48,504	1,452,210
		50,180,182
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	3,516	233,603
Sylvamo Corp.(a)	1,416	42,183
		275,786
Personal Products — 0.2%
Coty Inc., Class A(a)	12,465	105,703
Estee Lauder Companies Inc. (The), Class A	9,230	2,877,822
Herbalife Nutrition Ltd.(a)	4,072	173,101
		3,156,626
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	88,667	5,753,602
Catalent Inc.(a)	6,800	706,724
Security	Shares	Value

Pharmaceuticals (continued)
Elanco Animal Health Inc.(a)	18,754	$488,354
Eli Lilly & Co.	31,725	7,784,998
Jazz Pharmaceuticals PLC(a)	2,444	339,496
Johnson & Johnson	105,114	18,110,091
Merck & Co. Inc.	100,944	8,224,917
Nektar Therapeutics(a)	7,434	82,666
Organon & Co.	10,291	328,386
Perrigo Co. PLC	5,161	196,479
Pfizer Inc.	224,113	11,808,514
Royalty Pharma PLC, Class A	14,186	567,582
Viatris Inc.	47,848	716,284
Zoetis Inc.	18,892	3,774,433
		58,882,526
Professional Services — 0.6%
Alight Inc., Class A(a)(b)	9,751	94,195
ASGN Inc.(a)	2,108	242,146
Booz Allen Hamilton Holding Corp.	5,411	415,186
CACI International Inc., Class A(a)	943	233,355
Clarivate PLC(a)(b)	14,894	245,155
CoStar Group Inc.(a)	15,811	1,109,300
Dun & Bradstreet Holdings Inc.(a)	5,505	110,430
Equifax Inc.	4,878	1,169,549
FTI Consulting Inc.(a)(b)	1,390	202,676
IHS Markit Ltd.	15,956	1,863,501
Insperity Inc.	1,453	156,241
Jacobs Engineering Group Inc.	5,217	679,149
KBR Inc.	5,597	242,910
Leidos Holdings Inc.	5,666	506,824
ManpowerGroup Inc.	2,171	227,673
Nielsen Holdings PLC	14,234	268,453
Robert Half International Inc.	4,442	503,101
Science Applications International Corp.	2,384	195,560
TransUnion	7,578	781,443
TriNet Group Inc.(a)	1,532	130,526
Upwork Inc.(a)	4,801	130,587
Verisk Analytics Inc.	6,460	1,267,000
		10,774,960
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	13,440	1,362,010
Compass Inc., Class A(a)(b)	1,459	12,518
Howard Hughes Corp. (The)(a)	1,575	151,688
Jones Lang LaSalle Inc.(a)	2,031	509,354
Opendoor Technologies Inc.(a)(b)	15,249	151,423
Redfin Corp.(a)(b)	4,198	124,135
Zillow Group Inc., Class A(a)	1,522	75,887
Zillow Group Inc., Class C, NVS(a)	6,776	342,052
		2,729,067
Road & Rail — 1.0%
AMERCO	375	228,356
CSX Corp.	88,566	3,030,729
Hertz Global Holdings Inc.(a)	2,255	43,431
JB Hunt Transport Services Inc.	3,356	646,164
Knight-Swift Transportation Holdings Inc.	6,643	375,861
Landstar System Inc.	1,536	245,760
Lyft Inc., Class A(a)	11,631	448,026
Norfolk Southern Corp.	9,717	2,642,927
Old Dominion Freight Line Inc.	3,755	1,133,747
Saia Inc.(a)	1,053	299,347
TuSimple Holdings Inc., Class A(a)	1,332	24,988

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Uber Technologies Inc.(a)	66,610	$2,491,214
Union Pacific Corp.	25,672	6,278,088
XPO Logistics Inc.(a)	3,936	260,445
		18,149,083
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices Inc.(a)	48,217	5,508,792
Allegro MicroSystems Inc.(a)(b)	2,201	62,464
Amkor Technology Inc.	4,011	88,322
Analog Devices Inc.	21,434	3,514,533
Applied Materials Inc.	36,053	4,981,804
Azenta Inc.	2,976	250,996
Broadcom Inc.	16,432	9,627,180
Cirrus Logic Inc.(a)	2,321	207,590
Enphase Energy Inc.(a)	5,388	756,852
Entegris Inc.	5,427	650,372
First Solar Inc.(a)	3,959	310,306
GLOBALFOUNDRIES Inc.(a)(b)	2,134	105,292
Intel Corp.	162,387	7,927,733
KLA Corp.	6,068	2,362,090
Lam Research Corp.	5,622	3,316,530
Lattice Semiconductor Corp.(a)	5,458	301,391
Marvell Technology Inc.	32,886	2,348,060
Microchip Technology Inc.	22,153	1,716,415
Micron Technology Inc.	44,834	3,688,493
MKS Instruments Inc.	2,147	333,494
Monolithic Power Systems Inc.	1,729	696,666
NVIDIA Corp.	99,819	24,441,680
NXP Semiconductors NV	10,618	2,181,362
ON Semiconductor Corp.(a)	17,063	1,006,717
Power Integrations Inc.	2,447	197,497
Qorvo Inc.(a)	4,448	610,621
QUALCOMM Inc.	44,723	7,860,515
Semtech Corp.(a)	2,605	185,216
Silicon Laboratories Inc.(a)	1,654	273,224
Skyworks Solutions Inc.	6,610	968,497
SolarEdge Technologies Inc.(a)	2,057	490,019
Teradyne Inc.	6,562	770,576
Texas Instruments Inc.	36,848	6,613,848
Universal Display Corp.	1,749	268,489
Wolfspeed Inc.(a)	4,535	427,378
Xilinx Inc.	9,876	1,911,500
		96,962,514
Software — 9.8%
ACI Worldwide Inc.(a)	4,718	162,158
Adobe Inc.(a)	18,997	10,150,097
Alteryx Inc., Class A(a)	2,398	136,854
Anaplan Inc.(a)	5,893	284,514
ANSYS Inc.(a)	3,492	1,187,315
Appian Corp.(a)	1,584	89,290
AppLovin Corp., Class A(a)(b)	1,077	69,380
Asana Inc., Class A(a)	3,125	164,000
Aspen Technology Inc.(a)	2,651	398,074
Autodesk Inc.(a)(b)	8,803	2,198,901
Avalara Inc.(a)	3,428	375,777
Bentley Systems Inc., Class B(b)	7,353	295,370
Bill.com Holdings Inc.(a)	3,641	685,273
Black Knight Inc.(a)	6,194	462,072
Blackbaud Inc.(a)	1,611	109,774
Blackline Inc.(a)	2,128	195,499
Security	Shares	Value

Software (continued)
Cadence Design Systems Inc.(a)	11,077	$1,685,255
CCC Intelligent Solutions Holdings Inc.(a)	2,392	25,499
CDK Global Inc.	4,665	200,455
Ceridian HCM Holding Inc.(a)	5,313	402,832
Citrix Systems Inc.	4,939	503,482
Clear Secure Inc., Class A(a)(b)	689	17,011
Confluent Inc., Class A(a)(b)	2,427	158,701
Consensus Cloud Solutions Inc.(a)(b)	643	36,458
Coupa Software Inc.(a)	2,929	393,277
Crowdstrike Holdings Inc., Class A(a)	8,220	1,484,861
Datadog Inc., Class A(a)	10,265	1,499,819
Digital Turbine Inc.(a)	3,500	154,525
DocuSign Inc.(a)	7,858	988,301
Dolby Laboratories Inc., Class A	2,609	229,201
Dropbox Inc., Class A(a)	11,439	283,115
Duck Creek Technologies Inc.(a)(b)	3,006	76,803
Dynatrace Inc.(a)	7,852	430,761
Elastic NV(a)	2,857	266,415
Fair Isaac Corp.(a)	1,129	558,844
Five9 Inc.(a)	2,665	334,990
Fortinet Inc.(a)	5,425	1,612,527
Guidewire Software Inc.(a)(b)	3,286	331,360
HubSpot Inc.(a)	1,786	872,997
Intuit Inc.	11,312	6,280,762
Mandiant Inc.(a)	8,909	134,437
Manhattan Associates Inc.(a)	2,572	344,314
Matterport Inc, Class A(a)(b)	7,315	71,175
McAfee Corp., Class A	2,941	75,437
Microsoft Corp.	299,782	93,226,206
MicroStrategy Inc., Class A(a)(b)	343	126,227
Ncino Inc.	2,253	103,255
NCR Corp.(a)(b)	5,260	200,196
New Relic Inc.(a)	2,331	245,081
NortonLifeLock Inc.	23,470	610,455
Nuance Communications Inc.(a)	11,488	634,712
Nutanix Inc., Class A(a)	8,084	221,017
Oracle Corp.	64,411	5,227,597
Palantir Technologies Inc., Class A(a)(b)	63,939	876,604
Palo Alto Networks Inc.(a)(b)	3,897	2,016,308
Paycom Software Inc.(a)	1,924	645,117
Paylocity Holding Corp.(a)	1,526	311,273
Pegasystems Inc.	1,611	159,843
Procore Technologies Inc.(a)	368	23,022
PTC Inc.(a)	4,156	483,177
Q2 Holdings Inc.(a)	2,260	147,465
Qualtrics International Inc., Class A(a)(b)	3,685	107,860
Rapid7 Inc.(a)(b)	2,233	215,105
RingCentral Inc., Class A(a)	3,279	578,711
salesforce.com Inc.(a)	39,089	9,093,274
SentinelOne Inc., Class A(a)(b)	1,655	74,061
ServiceNow Inc.(a)	7,947	4,655,194
Smartsheet Inc., Class A(a)	5,071	315,518
Splunk Inc.(a)(b)	6,542	810,685
SS&C Technologies Holdings Inc.	8,827	705,012
Synopsys Inc.(a)	6,060	1,881,630
Trade Desk Inc. (The), Class A(a)	17,330	1,205,128
Tyler Technologies Inc.(a)	1,632	773,242
UiPath Inc., Class A(a)(b)	10,242	374,140
Unity Software Inc.(a)(b)	6,332	665,810
Varonis Systems Inc.(a)	4,281	159,510

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Verint Systems Inc.(a)	2,553	$131,045
VMware Inc., Class A	8,083	1,038,504
Workday Inc., Class A(a)	7,628	1,929,960
Workiva Inc.(a)	1,723	203,796
Zendesk Inc.(a)(b)	4,744	467,331
Zoom Video Communications Inc., Class A(a)	8,646	1,333,905
Zscaler Inc.(a)	3,126	803,726
		169,198,664
Specialty Retail — 2.3%
Advance Auto Parts Inc.	2,586	598,685
American Eagle Outfitters Inc.	6,111	139,514
AutoNation Inc.(a)(b)	1,749	190,641
AutoZone Inc.(a)	836	1,660,589
Bath & Body Works Inc.	10,509	589,240
Best Buy Co. Inc.	8,842	877,834
Burlington Stores Inc.(a)	2,663	630,944
CarMax Inc.(a)(b)	6,481	720,493
Carvana Co., Class A(a)(b)	3,383	548,249
Dick's Sporting Goods Inc.	2,605	300,617
Five Below Inc.(a)	2,185	358,340
Floor & Decor Holdings Inc., Class A(a)	4,249	461,951
Foot Locker Inc.	3,607	161,161
GameStop Corp., Class A(a)(b)	2,490	271,236
Gap Inc. (The)	8,641	156,143
Home Depot Inc. (The)	42,141	15,464,904
Lithia Motors Inc.	1,209	353,185
Lowe's Companies Inc.	27,649	6,562,490
Murphy USA Inc.	994	195,480
National Vision Holdings Inc.(a)	3,200	130,816
O'Reilly Automotive Inc.(a)	2,689	1,752,556
Penske Automotive Group Inc.	1,203	122,261
Petco Health & Wellness Co. Inc.(a)(b)	2,943	55,181
RH(a)	689	277,543
Ross Stores Inc.	14,296	1,397,434
TJX Companies Inc. (The)	48,054	3,458,446
Tractor Supply Co.	4,578	999,423
Ulta Beauty Inc.(a)	2,177	791,862
Victoria's Secret & Co.(a)	3,007	167,881
Williams-Sonoma Inc.	3,002	481,941
		39,877,040
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	622,353	108,774,857
Dell Technologies Inc., Class C(a)	11,612	659,678
Hewlett Packard Enterprise Co.	51,652	843,477
HP Inc.	46,029	1,690,645
NetApp Inc.	8,833	764,143
Pure Storage Inc., Class A(a)	10,783	285,642
Seagate Technology Holdings PLC	8,181	876,594
Western Digital Corp.(a)	12,440	643,646
Xerox Holdings Corp.	5,503	116,168
		114,654,850
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	6,087	365,646
Carter's Inc.	1,783	166,033
Columbia Sportswear Co.	1,398	129,832
Crocs Inc.(a)	2,348	240,952
Deckers Outdoor Corp.(a)(b)	1,088	348,410
Hanesbrands Inc.	13,621	219,298
Levi Strauss & Co., Class A	3,216	70,527
Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica Inc.(a)	4,741	$1,582,356
Nike Inc., Class B	51,018	7,554,235
PVH Corp.	2,831	268,973
Ralph Lauren Corp.	1,978	219,242
Skechers U.S.A. Inc., Class A(a)	5,509	231,378
Tapestry Inc.	11,277	427,962
Under Armour Inc., Class A(a)	7,687	144,746
Under Armour Inc., Class C, NVS(a)	7,918	126,609
VF Corp.	12,879	839,840
		12,936,039
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	4,547	207,525
MGIC Investment Corp.	13,346	202,592
New York Community Bancorp. Inc.	18,853	219,826
Radian Group Inc.	7,302	163,492
Rocket Companies Inc., Class A	5,544	70,076
TFS Financial Corp.	2,133	37,072
UWM Holdings Corp.	2,178	11,260
		911,843
Tobacco — 0.6%
Altria Group Inc.	73,462	3,737,747
Philip Morris International Inc.	62,205	6,397,784
		10,135,531
Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,248	169,113
Applied Industrial Technologies Inc.	1,458	142,855
Core & Main Inc., Class A(a)	1,459	35,089
Fastenal Co.	22,959	1,301,316
MSC Industrial Direct Co. Inc., Class A	1,861	151,932
SiteOne Landscape Supply Inc.(a)	1,756	316,291
United Rentals Inc.(a)(b)	2,897	927,388
Univar Solutions Inc.(a)	6,918	183,327
Watsco Inc.	1,290	364,502
WW Grainger Inc.	1,749	865,947
		4,457,760
Water Utilities — 0.1%
American Water Works Co. Inc.	7,265	1,168,212
Essential Utilities Inc.	9,183	447,579
		1,615,791
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	23,345	2,525,229
U.S. Cellular Corp.(a)	604	18,494
		2,543,723
Total Common Stocks — 99.7%
(Cost: $802,258,014)		1,727,175,319

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	22,431,028	22,437,757

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,066,000	$3,066,000
		25,503,757

Total Short-Term Investments — 1.5%
(Cost: $25,499,389)		25,503,757

Total Investments in Securities — 101.2%
(Cost: $827,757,403)		1,752,679,076

Other Assets, Less Liabilities — (1.2)%		(21,418,056)

Net Assets — 100.0%		$1,731,261,020

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,762,800	$5,678,493	(a)	$—		$(3,717)	$181	$22,437,757	22,431,028	$44,364	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,056,000	—		(990,000	)(a)	—	—	3,066,000	3,066,000	117		—
BlackRock Inc.	4,641,334	280,444		(234,764)		118,108	(109,426)	4,695,696	5,706	70,978		—
						$114,391	$(109,245)	$30,199,453		$115,459		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	18	03/18/22	$4,054	$(132,406)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® Dow Jones U.S. ETF
January 31, 2022

Fair Value Measurements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$1,727,175,319	$—	$—	$1,727,175,319
Money Market Funds	25,503,757	—	—	25,503,757
	$1,752,679,076	$—	$—	$1,752,679,076
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(132,406)	$—	$—	$(132,406)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust